FAIR VALUE OF INVESTMENTS - OTHER INFORMATION (Details)	12 Months Ended
Dec. 31, 2017
FAIR VALUE OF INVESTMENTS
Derivative, Credit Risk Related Contingent Features, Existence and Nature	There are no credit related contingent features embedded in these derivative contracts.